Convertible loan (Details) ¥ in Thousands	Nov. 30, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Oct. 22, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 02, 2020	Oct. 31, 2020 $ / shares
Convertible Loan [Line Items]
Description Of Effective Closing Date		20 days after the third anniversary of October 22, 2020 (the “Closing Date”)
Date of acquisition agreement		Oct. 22, 2020
Ningxia Fengyin Enterprise Management Consulting LLP [Member]
Convertible Loan [Line Items]
Percentage Of Subsidiary Equity Interest Pledged					100.00%
Yinchuan ChuanxiTechnology Co Ltd [Member]
Convertible Loan [Line Items]
Consideration		¥ 400,000
Interest payable on convertible loan				¥ 5,516
Convertible debt stated rate of interest			8.75%
Convertible debt instrument term			3 years
Yinchuan ChuanxiTechnology Co Ltd [Member] | Otov Alfa Holding Limited [Member] | Warrant [Member]
Convertible Loan [Line Items]
Interset payable on un released portion of the debt,quarterly		8.75%
Consideration,Warrant shares issued price to Otov Alfa Holding Limited | $ / shares						$ 0.000125
Consideration,Warrant shares issued to Otov Alfa Holding Limited | shares		320,036,576
Yinchuan ChuanxiTechnology Co Ltd [Member] | Ningxia Fengyin Enterprise Management Consulting LLP [Member]
Convertible Loan [Line Items]
Business combination consideration received in full			¥ 400,000
Business acquisition,Cash and cash equivalents acquired			400,000
Convertible debt received			¥ 400,000
Guangdong Huawen Industry Group Co Ltd [Member]
Convertible Loan [Line Items]
Service cost charged by Jimu Group	¥ 4,000